Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2015
Property and equipment, net [Abstract]
Schedule of Property and Equipment
	December 31, 2014	December 31, 2015
	US$	US$
Corporate aircraft (Note 13)	43,184,212	40,693,020
Vehicles	4,919,955	4,636,135
Furniture and fixtures	6,914,706	7,044,387

Total	55,018,873	52,373,542

Accumulated depreciation	(8,543,148)	(13,050,220)

Property and equipment, net	46,475,725	39,323,322